Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Balances and Transactions [Line Items]
Incurred net expenses	$ 358	$ 485
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Incurred net expenses		$ 143